CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Total	Attributable to owners of Parent Company	Share Capital	Additional Paid in capital	Appropriated Reserves	Translation adjustment	Cash flow hedging	Equity Securities through OCI	Debt instruments at fair value though OCI	Revaluation of assets	Associates	Employee Benefits	Retained earnings	Net income	Non-Controlling interest
Beginning balance at Dec. 31, 2021		$ 33,925,458	$ 32,234,347	$ 480,914	$ 4,857,454	$ 14,661,007	$ 4,784,274		$ 135,364	$ 3,972	$ 2,208	$ 13,874	$ (65,303)	$ 3,273,788	$ 4,086,795	$ 1,691,111
Transfer to profit from previous years														4,086,795	(4,086,795)
Dividend payment		(2,943,199)	(2,943,199)											(2,943,199)
Other reserves		(29,426)	(29,426)			1,269,658								(1,299,084)
Realization of retained earnings	[1],[2]								(15,408)			798	12,029	2,581
Others		11,776	11,776											11,776
Acquisition Non-controlling interest	[3]	(816,081)	145,507											145,507		(961,588)
Non-controlling interest		(37,191)														(37,191)
Net income		6,996,365	6,783,490												6,783,490	212,875
Other comprehensive income		2,889,849	2,886,408				2,977,940		32,072	(164,542)	(71)	(3,150)	44,159			3,441
Ending balance at Dec. 31, 2022		39,997,551	39,088,903	480,914	4,857,454	15,930,665	7,762,214		152,028	(160,570)	2,137	11,522	(9,115)	3,278,164	6,783,490	908,648
Transfer to profit from previous years														6,783,490	(6,783,490)
Dividend payment		(3,343,319)	(3,343,319)											(3,343,319)
Other reserves		(35,580)	(35,580)			4,114,104								(4,149,684)
Realization of retained earnings	[4]								30,980					(30,980)
Others		(22,393)	(22,393)											(22,393)
Non-controlling interest		(41,244)														(41,244)
Net income		6,214,971	6,116,936												6,116,936	98,035
Other comprehensive income		(3,720,257)	(3,715,035)				(3,787,835)		10,898	93,264	0	(2)	(31,360)			(5,222)
Ending balance at Dec. 31, 2023		39,049,729	38,089,512	480,914	4,857,454	20,044,769	3,974,379	$ 0	193,906	(67,306)	2,137	11,520	(40,475)	2,515,278	6,116,936	960,217
Transfer to profit from previous years														6,116,936	(6,116,936)
Dividend payment		(3,343,319)	(3,343,319)											(3,343,319)
Other reserves		(35,076)	(35,076)			2,531,068								(2,566,144)
Realization of retained earnings	[5]								(18,921)					18,921
Others		(26,359)	(26,359)											(26,359)
Non-controlling interest		(19,525)														(19,525)
Net income		6,365,581	6,267,744												6,267,744	97,837
Other comprehensive income		2,593,244	2,589,966				2,543,077	129	28,572	23,236		(6,342)	1,294			3,278
Ending balance at Dec. 31, 2024		$ 44,584,275	$ 43,542,468	$ 480,914	$ 4,857,454	$ 22,575,837	$ 6,517,456	$ 129	$ 203,557	$ (44,070)	$ 2,137	$ 5,178	$ (39,181)	$ 2,715,313	$ 6,267,744	$ 1,041,807

[1]	Corresponds to termination to the Pension Premium Plan. For further information see Note 19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium.
[2]	Mainly corresponds to partial payments of asset-backed securities investments.
[3]	During the third trimester of 2022, the Parent Company increased its participation percentage in FCP Fondo Inmobiliario Colombia. As of December 31, 2022, the Parent Company’s’ participation in said the private equity fund increased to 80.47%.
[4]	Corresponds mainly to the exchange of shares from Bolsa de Valores de Colombia for shares of the Holding Bursátil Regional in Chile. The Holding Bursátil Regional was constituted as of the integration of the Colombia, Peru and Chile Stock Exchanges in November 2023. See Note 5.1. Financial assets investments.
[5]	Mainly corresponds to partial payments of asset-backed securities investments.